Revenue (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Revenue Disaggregation
A.    Revenue disaggregation
For the nine- and three-month periods ended September 30, 2023 and 2022, the revenues were as follows:

For the nine-month period ended September 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2023
United States	Ps.	217,971,647	—	—	134,228,006	104,523,934	—	1,482,472	458,206,059
Other	60,332,448		—	—	—	7,762,101	—	106,368	68,200,917
Europe	47,808,171		—	—	—	2,566,390	—	—	50,374,561
Local	588,797		582,603,273	1,183,894	—	118,164,438	615	15,059,108	717,600,125
Incentive for automotive fuels (2)	—		23,436	—	—	—	—	—	23,436
Total	Ps.	326,701,063	582,626,709	1,183,894	134,228,006	233,016,863	615	16,647,948	1,294,405,098
2022
United States	Ps.	299,855,589	—	—	189,995,176	186,156,710	—	1,572,358	677,579,833
Other	110,614,077		—	—	—	7,685,362	—	3,490,022	121,789,461
Europe	51,806,039		—	—	—	473,711	—	—	52,279,750
Local	258,672		838,991,607	1,179,703	—	62,032,685	697	10,080,147	912,543,511
Incentive for automotive fuels (2)	—		103,720,586	—	—	—	—	—	103,720,586
Total	Ps.	462,534,377	942,712,193	1,179,703	189,995,176	256,348,468	697	15,142,527	1,867,913,141
Major products and services
2023
Crude oil	Ps.	326,574,177	—	—	—	3,446,986	—	—	330,021,163
Gas	107,487		46,858,440	—	3,514,792	26,401,001	—	—	76,881,720
Refined petroleum products	—		534,156,512	—	892,873	201,769,322	—	—	736,818,707
Incentive for automotive fuels (2)	—		23,436	—	—	—	—	—	23,436
Other	—		1,332,156	—	129,820,341	63,985	—	16,612,475	147,828,957
Services	19,399		256,165	1,183,894	—	1,335,569	615	35,473	2,831,115
Total	Ps.	326,701,063	582,626,709	1,183,894	134,228,006	233,016,863	615	16,647,948	1,294,405,098
2022
Crude oil	Ps.	462,275,705	—	—	—	855,600	—	—	463,131,305
Gas	178,927		98,482,899	—	—	81,767,753	—	—	180,429,579
Refined petroleum products	—		723,842,052	—	64,698,229	162,534,002	—	—	951,074,283
Incentive for automotive fuels (2)	—		103,720,586	—	—	—	—	—	103,720,586
Other	—		15,818,232	—	124,460,125	9,586,346	—	15,131,707	164,996,410
Services	79,745		848,424	1,179,703	836,822	1,604,767	697	10,820	4,560,978
Total	Ps.	462,534,377	942,712,193	1,179,703	189,995,176	256,348,468	697	15,142,527	1,867,913,141
Timing of revenue recognition
2023
Products transferred at a point in time	Ps.	326,681,664	565,247,312	1,183,894	134,228,006	231,681,294	—	16,612,475	1,275,634,645
Products and services transferred over the time	19,399		17,379,397	—	—	1,335,569	615	35,473	18,770,453
Total	Ps.	326,701,063	582,626,709	1,183,894	134,228,006	233,016,863	615	16,647,948	1,294,405,098
2022
Products transferred at a point in time	Ps.	462,454,632	896,577,312	1,179,703	189,158,354	254,743,701	—	15,131,707	1,819,245,409
Products and services transferred over the time	79,745		46,134,881	—	836,822	1,604,767	697	10,820	48,667,732
Total	Ps.	462,534,377	942,712,193	1,179,703	189,995,176	256,348,468	697	15,142,527	1,867,913,141

(1)Beginning January 20, 2022 DPRLP information is now included as a separate business segment.
(2)For more information on the incentive for automotive fuels see Note 7-D below.

For the three-month periods ended September 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2023
United States	Ps.	81,958,914	—	—	52,356,062	35,561,317	—	613,219	170,489,512
Other	20,572,761		—	—	—	2,497,404	—	65,848	23,136,013
Europe	13,911,401		—	—	—	(7,375)	—	—	13,904,026
Local	36,113		190,857,862	299,619	—	57,124,362	158	5,957,321	254,275,435
Incentive for automotive fuels (2)	—		4,273	—	—	—	—	—	4,273
Total	Ps.	116,479,189	190,862,135	299,619	52,356,062	95,175,708	158	6,636,388	461,809,259
2022
United States	Ps.	93,636,395	—	—	62,489,749	60,755,674	—	591,823	217,473,641
Other	42,547,831		—	—	—	3,537,791	—	442,082	46,527,704
Europe	17,930,576		—	—	—	(1,852,636)	—	—	16,077,940
Local	65,111		294,777,732	424,185	—	23,057,020	169	3,746,185	322,070,402
Incentive for automotive fuels (2)	—		28,665,401	—	—	—	—	—	28,665,401
Total	Ps.	154,179,913	323,443,133	424,185	62,489,749	85,497,849	169	4,780,090	630,815,088
Major products and services
2023
Crude oil	Ps.	116,443,078	—	—	—	1,491,611	—	—	117,934,689
Gas	29,891		15,209,450	—	1,074,987	9,130,512	—	—	25,444,840
Refined petroleum products	—		176,458,724	—	353,233	84,622,478	—	—	261,434,435
Incentive for automotive fuels (2)	—		4,273	—	—	—	—	—	4,273
Other	—		(901,832)	—	50,927,842	(391,912)	—	6,628,712	56,262,810
Services	6,220		91,520	299,619	—	323,019	158	7,676	728,212
Total	Ps.	116,479,189	190,862,135	299,619	52,356,062	95,175,708	158	6,636,388	461,809,259
2022
Crude oil	Ps.	154,114,802	—	—	—	855,600	—	—	154,970,402
Gas	41,358		33,893,671	—	(4,592,291)	31,990,138	—	—	61,332,876
Refined petroleum products	—		256,507,009	—	3,654,126	45,070,568	—	—	305,231,703
Incentive for automotive fuels (2)	—		28,665,401	—	—	—	—	—	28,665,401
Other	—		4,071,502	—	63,428,467	7,045,816	—	4,775,659	79,321,444
Services	23,753		305,550	424,185	(553)	535,727	169	4,431	1,293,262
Total	Ps.	154,179,913	323,443,133	424,185	62,489,749	85,497,849	169	4,780,090	630,815,088
Timing of revenue recognition
2023
Products transferred at a point in time	Ps.	116,472,969	183,917,952	299,619	52,356,062	94,852,689	—	6,628,712	454,528,003
Products and services transferred over the time	6,220		6,944,183	—	—	323,019	158	7,676	7,281,256
Total	Ps.	116,479,189	190,862,135	299,619	52,356,062	95,175,708	158	6,636,388	461,809,259
2022
Products transferred at a point in time	Ps.	154,156,160	305,782,973	424,185	62,490,302	84,962,122	—	4,775,659	612,591,401
Products and services transferred over the time	23,753		17,660,160	—	(553)	535,727	169	4,431	18,223,687
Total	Ps.	154,179,913	323,443,133	424,185	62,489,749	85,497,849	169	4,780,090	630,815,088

(1)Beginning January 20, 2022 DPRLP information is now included as a separate business segment.
(2)For more information on the incentive for automotive fuels see Note 7-D below.